<SEQUENCE>1
<FILENAME>13FQ1-2002.xfd




			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON, DC 20549

			FORM 13-F

			FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment 		[ ]; Amendment Number:
This Amendment {Check only one}	 [] is a restatement
				[] adds new holding entries

Institutional Manager Filing this Report:

Name: 			J. M. Hartwell LP
Address: 		515 Madison Avenue
			New York, NY 10022

13-F Filing Number: 28-4534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:		Barbara Romeo
Title:		Principal
Phone:		212-308-3355
Signature, Place and Date of Signing:

Barbara N. Romeo 	  New York, NY 		April 8, 2002

Report Type{Check only one}
[X]	13F HOLDINGS REPORT
[ ] 	13F NOTICE
[ ] 	13F COMBINATION REPORT

List of other managersReporting for this manager: Affiliated Managers Group

Form 13-F Summary Page:
Number of other included managers:	1
Form 13-F Information Table Entry Total: 72
Form 13-F Information Table Value Toatl: $206,151 (x$1000)
List of Other Included Managers: No. 13F File Number Name 01- 28-04975

FORM 13F INFORMATION TABLE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Wireless Group            COM              001957406     1755   196080 SH       SOLE                   159864             36216
Affiliated Computer Services   COM              008190100     2700    48100 SH       SOLE                    39500              8600
America On Line                COM              02364J104      355    15000 SH       SOLE                    11100              3900
American Capital Strategies Lt COM              024937104     3795   122583 SH       SOLE                    68900             53683
American Intl. Group Inc.      COM              026874107    11043   153079 SH       SOLE                   105348             47731
Anadarko Petroleum Corp        COM              032511107     1902    33700 SH       SOLE                    21700             12000
Apache Corp                    COM              037411105     3436    60410 SH       SOLE                    39980             20430
Apex Mortgage Capital Inc      COM              037564101      598    51600 SH       SOLE                    33700             17900
BUCA Inc                       COM              117769109      868    47790 SH       SOLE                    44800              2990
Benchmark Electronics Inc      COM              08160H101     1004    35860 SH       SOLE                    29850              6010
CDW Computer Centers Inc       COM              125129106     1272    25260 SH       SOLE                    18300              6960
Cellular Technical Services Co COM              151167301      133    64550 SH       SOLE                    36480             28070
Charter Municipal Mortgage Acc COM              160908109     2208   139900 SH       SOLE                   112300             27600
Chordiant Software Inc         COM              170404107      827   113790 SH       SOLE                   105200              8590
Cisco Systems. Inc.            COM              17275R102      292    17220 SH       SOLE                                      17220
Citigroup Inc                  COM              172967101     8937   180469 SH       SOLE                   120706             59763
Comcast Corp Cl. A Special     COM              200300200     3171    99730 SH       SOLE                    78800             20930
Concord EFS Inc. Com           COM              206197105     1297    39010 SH       SOLE                    28500             10510
Cubist Pharmaceuticals Inc     COM              229678107      571    30885 SH       SOLE                    30500               385
Esperion Therapeutics          COM              29664R106      217    35700 SH       SOLE                    23200             12500
Evergreen Resources Inc. Com   COM              299900308     6948   166630 SH       SOLE                   107600             59030
Extreme Networks Inc           COM              30226D106      852    81900 SH       SOLE                    69700             12200
Exxon Mobil Corporation        COM              30231G102      782    17852 SH       SOLE                    17852
Fairchild Semiconductor Int'l  COM              303726103     1037    36255 SH       SOLE                    35200              1055
Federal Home Loan Mortgage     COM              313400301     5302    83660 SH       SOLE                    66300             17360
Federal National Mortgage Assn COM              313586109     5104    63900 SH       SOLE                    51200             12700
First Data Corp.               COM              319963104      846     9700 SH       SOLE                     8700              1000
General Electric               COM              369604103     2271    60642 SH       SOLE                    60642
Home Depot Inc.                COM              437076102     3947    81191 SH       SOLE                    58775             22416
ICON plc                       COM              45103T107     1233    36260 SH       SOLE                    35900               360
IMS Health Inc.                COM              449934108     6472   288300 SH       SOLE                   185000            103300
Instinet Group Inc             COM              457750107      286    44000 SH       SOLE                    44000
Intel Corp.                    COM              458140100     5290   173940 SH       SOLE                   126620             47320
Intl. Business Mach. Corp.     COM              459200101    11752   113000 SH       SOLE                    77800             35200
JP Morgan Chase & Co           COM              606880102     1212    34000 SH       SOLE                    17800             16200
Johnson & Johnson              COM              478160104     3671    56524 SH       SOLE                    49224              7300
Kimberly Clark Corp            COM              494368103      878    13576 SH       SOLE                    13576
Leap Wireless International In COM              521863100     1182   140420 SH       SOLE                   120060             20360
Liberty Media Corp             COM              530718105    17620  1393989 SH       SOLE                  1025345            368644
Lowes Companies Inc.           COM              548661107     2279    52400 SH       SOLE                    42400             10000
MGIC Investment Corporation    COM              552848103     6747    98600 SH       SOLE                    69500             29100
Magnum Hunter Resources Inc    COM              55972F203      876   112100 SH       SOLE                    98600             13500
Mediacom Communications Corp   COM              58446K105     1278    91210 SH       SOLE                    82000              9210
Medicis Pharmaceutical Corp.   COM              584690309     1370    24685 SH       SOLE                    16300              8385
Microsoft Corp                 COM              594918104    21331   353683 SH       SOLE                   240118            113565
Millicom International Cellula COM              L6388F102     2939   437355 SH       SOLE                   326850            110505
NetRatings Inc                 COM              64116M108      403    33250 SH       SOLE                    32400               850
Nextel Communications Inc. Cl. COM              65332V103     2845   528790 SH       SOLE                   332760            196030
Nextel Partners Inc            COM              65333F107      892   148190 SH       SOLE                   144900              3290
O2Micro International Ltd      COM              G6797E106      693    39690 SH       SOLE                    35800              3890
PMI Group Inc                  COM              69344M101     8951   118150 SH       SOLE                    81950             36200
Paychex Inc. Com.              COM              704326107      644    16233 SH       SOLE                    14564              1670
Petroleum Geo-Services         COM              716597109      902   138570 SH       SOLE                   117600             20970
Pharmaceutical Product & Dev.  COM              717124101     1429    41010 SH       SOLE                    40400               610
ProBusiness Services Inc       COM              742674104      299    13855 SH       SOLE                    12800              1055
Rainbow Media Group            COM              12686C844      436    17650 SH       SOLE                    15150              2500
Rent A Center Inc              COM              76009N100     1728    33830 SH       SOLE                    31300              2530
ResMed Inc                     COM              761152107      841    20950 SH       SOLE                    14700              6250
Respironics Inc.               COM              761230101      981    30290 SH       SOLE                    29700               590
Spinnaker Exploration          COM              84855W109     1058    25410 SH       SOLE                    25000               410
Student Advantage Inc          COM              86386Q105       44    46450 SH       SOLE                    45500               950
TTM Tech Inc                   COM              87305R109     1035   104440 SH       SOLE                    92500             11940
Tetra Tech Inc                 COM              88162G103     1887   132075 SH       SOLE                   116375             15700
Texas Instruments              COM              882508104     5746   173590 SH       SOLE                   123100             50490
Tractor Supply Co.             COM              892356106      833    18100 SH       SOLE                    18100
Transocean Sedco Forex Inc     COM              g90078109      381    11461 SH       SOLE                     9461              2000
Tyco Int'l Ltd                 COM              902124106      498    15404 SH       SOLE                    11604              3800
Varian Semiconductor Equipment COM              922207105     1303    28950 SH       SOLE                    27000              1950
Vodafone Airtouch PLC FGN Com  COM              G93882101     1506   846158 SH       SOLE                   563103            283055
Vodafone Group Plc             COM              92857W100     8847   480025 SH       SOLE                   377519            102506
Nextel Communications Pfd Ser  PFD              65332v400     1593     2654 SH       SOLE                     1239              1416
Pacific & Atlantic Holdings    PFD              693743957      489   108750 SH       SOLE                    63000             45750

</SEC-DOCUMENT>